Equity - Additional Information (Detail) - USD ($)			12 Months Ended
	Nov. 28, 2014	Nov. 05, 2013	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Proceeds from issuing shares		$ 183,553,000,000
Net of issuance costs		$ 3,956,000
Preferred dividends per share			$ 50
Dividend Payment description			Holders of the preferred shares and ADSs are entitled to receive a minimum dividend to be paid preferentially over holders of common shares, so long as dividends have been declared by our shareholders at their annual meeting. If no dividends are declared, none of the Company’s shareholders will be entitled to any dividends. If dividends are declared and the Company’s annual distributable profits are sufficient to pay a dividend per share of at least COP 50 per share to all the Company’s holders of preferred and common shares, such profits will be paid equally with respect to the Company’s preferred and common shares. However, if the Company’s annual distributable profits are insufficient to pay a dividend of at least COP 50 per share to all our holders of preferred and common shares, a minimum preferred dividend of COP 50 per share will be distributed pro rata to the holders of the Company’s preferred shares, and any excess above such minimum preferred dividend will be distributed solely to holders of our common shares.
Preferred stock			$ 42,023,000	$ 42,023,000
Share nominal value			$ 0.125
American Depository Shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued		12,500,000
Proceeds from issuing shares		$ 0
Conversion of stock converted		75,599,997
Conversion of stock converted		331,187,285
Preference shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued		8
Conversion of stock converted	5,000,000	14,734,910
Conversion of stock converted	336,187,285		336,187,285	336,187,285
Preferred stock			$ 340,507,917
Repurchase of shares			4,320,632
Common Shares [member]
Disclosure of transactions between related parties [line items]
Conversion of stock converted	5,000,000
Conversion of stock converted	660,800,003	665,800,003	660,800,003	660,800,003